Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares authorized	1,500	1,500
Common stock, shares outstanding	1	1
THE DAYTON POWER AND LIGHT COMPANY [Member]
Common stock, shares authorized	50,000,000
Common stock, shares outstanding	41,172,173